Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Subsequent Events
Subsequent Events

Note 9 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited condensed financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed financial statements, other than noted below.

On July 14, 2023, the Company deposited $81,747 in the Trust Account extending the Extension date to August 20, 2023.

On August 20, 2023, the Company deposited $81,747 in the Trust Account extending the Extension date to September 20, 2023.

On September 20, 2023, the Company deposited $81,747 in the Trust Account extending the Extension date to October 20, 2023.

On October 20, 2023, the Company deposited $81,747 in the Trust Account extending the Extension date to November 20, 2023.

On November 9, 2023, the Company secured operational working capital of $600,000 through investors affiliated with the Sponsor and other third parties (the “November Notes”). The November Notes are not interest bearing and are not convertible into any securities of the Company. As an incentive for the November Notes provided, the SportsMap Initial Stockholders will deliver an aggregate of 60,000 Founder Shares, which are currently held by the SportsMap Initial Stockholders, to the investors at or prior to the Business Combination. The principal balance of the Promissory Notes shall be payable upon consummation of the Company’s initial Business Combination. The principal balance may be prepaid at any time. The investors will have no right to redemption on the transferred shares.

Note 10 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.